Document and Entity Information	Jun. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001718108
Document Type	8-K
Document Period End Date	Jun. 08, 2022
Entity Registrant Name	SURFACE ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38459
Entity Tax Identification Number	46-5543980
Entity Address, Address Line One	50 Hampshire Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	714-4096
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	SURF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true